Investment Objectives and Goals - iShares BBB-B CLO Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES BBB‑B CLO ACTIVE ETF Ticker: BCLO Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of iShares BBB‑B CLO Active ETF (the “Fund”) is to provide capital preservation and current income by investing principally in a portfolio composed of collateralized loan obligations (“CLOs”) rated from BBB+ to B‑.